UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
NET REVENUES
Total net revenues	$ 16,600	¥ 112,708	¥ 126,556	$ 52,794	¥ 358,450	¥ 410,560
COST OF REVENUES
Total cost of revenues	(15,648)	(106,241)	(94,043)	(41,243)	(280,023)	(271,272)
GROSS PROFIT	952	6,467	32,513	11,551	78,427	139,288
Operating expenses:
Selling and marketing	(2,011)	(13,655)	(15,607)	(5,576)	(37,861)	(40,778)
General and administrative	(6,331)	(42,987)	(48,116)	(18,739)	(127,230)	(140,510)
Research and development	(259)	(1,758)	(1,087)	(656)	(4,456)	(1,555)
Impairment loss	(5,405)	(36,699)	(38,754)	(5,405)	(36,699)	(38,754)
Total operating expenses	(14,006)	(95,099)	(103,564)	(30,376)	(206,246)	(221,597)
OPERATING LOSS	(13,054)	(88,632)	(71,051)	(18,825)	(127,819)	(82,309)
OTHER INCOME (EXPENSES)
Interest income	444	3,015	1,823	1,053	7,150	3,343
Foreign exchange gain(loss), net	(1)	(4)	45	5	31	46
Other income (loss), net	(105)	(712)	7	124	840	193
Gain from deregistration of subsidiaries	10	70		584	3,967	1,279
Gain on disposal of subsidiaries	111	752		111	752	0
Gain on the bargain purchase				5,932	40,273
Gain on sale of investment available for sale	209	1,421	3	365	2,477	422
Total other income	668	4,542	1,878	8,174	55,490	5,283
LOSS BEFORE INCOME TAX AND NON-CONTROLLING INTEREST	(12,386)	(84,090)	(69,173)	(10,651)	(72,329)	(77,026)
Income tax expense	(114)	(776)	(3,634)	(353)	(2,399)	(11,032)
NET LOSS	(12,500)	(84,866)	(72,807)	(11,004)	(74,728)	(88,058)
Less: Net (loss)/income attributable to non-controlling interest	(49)	(332)	4	(153)	(1,040)	(269)
NET LOSS ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	(12,451)	(84,534)	(72,811)	(10,851)	(73,688)	(87,789)
NET LOSS	(12,500)	(84,866)	(72,807)	(11,004)	(74,728)	(88,058)
OTHER COMPREHENSIVE INCOME, NET OF TAX
Foreign currency translation adjustments	354	2,403	(93)	1,581	10,731	(3,267)
Unrealized gains on short term investments
Unrealized holding gains arising during period	85	578	538	224	1,518	1,238
Less: reclassification adjustment for gains included in net income	220	1,493	37	318	2,161	489
Other comprehensive income (loss)	219	1,488	408	1,487	10,088	(2,518)
TOTAL COMPREHENSIVE LOSS	$ (12,281)	¥ (83,378)	¥ (72,399)	$ (9,517)	¥ (64,640)	¥ (90,576)
Net loss per share - basic and diluted | (per share)	$ (0.29)	¥ (1.94)	¥ (1.67)	$ (0.25)	¥ (1.69)	¥ (2.02)
Weighted average shares used in calculating basic and diluted net loss per share	43,595,871	43,595,871	43,512,447	43,583,448	43,583,448	43,496,848
Educational program and services
NET REVENUES
Total net revenues	$ 16,560	¥ 112,439	¥ 126,729	$ 52,742	¥ 358,098	¥ 409,367
COST OF REVENUES
Total cost of revenues	(15,518)	(105,359)	(92,934)	(40,898)	(277,683)	(265,454)
Intelligent program and services
NET REVENUES
Total net revenues	40	269	(173)	52	352	1,193
COST OF REVENUES
Total cost of revenues	(130)	(882)	(1,109)	(345)	(2,340)	(5,818)
General and administrative
Share-based compensation expense included in:
Share-based compensation expense	$ 35	¥ 239	¥ 244	$ 106	¥ 719	¥ 1,382